UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 1999

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
       		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		David C. Siphron
Title:		President / CEO
Phone:		310-858-7281
Signature, Place, and Date of Signing:

David C. Siphron   Beverly Hills, California	May 13, 1999

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total:  1101306


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                                         FORM 13F INFORMATION TABLE
NAME OF ISSUER    Class  Cusip     Value    Quantity   SH/ PUT/ INV   OTH VTG
                                   (x$1000) of Shares  PRN CALL DSCRN MGR AUT
------------------ ------  --------  -------  ---------  --- ---- ----- --- ----
Abbott Labs         COM  002824100  39,889    852,100  SH   N/A  SOLE N/A SOLE
American Express    COM  025816109  57,862    491,400  SH        SOLE     SOLE
American Int'l Grp  COM  026874107  37,273    309,000  SH        SOLE     SOLE
Bristol-Myers Sq.   COM  110122108  26,666    415,850  SH        SOLE     SOLE
Campbell Soup       COM  134429109  13,708    336,915  SH        SOLE     SOLE
Chase Manhattan     COM  16161A108  33,603    412,944  SH        SOLE     SOLE
Clorox Co.          COM  189054109  47,988    409,500  SH        SOLE     SOLE
Coca-Cola           COM  191216100  42,800    697,350  SH        SOLE     SOLE
Eastman Kodak       COM  277461109  15,074    235,998  SH        SOLE     SOLE
Electronic Data Sys COM  285661104  35,459    728,300  SH        SOLE     SOLE
Gannett Co.         COM  364730101  22,951    364,300  SH        SOLE     SOLE
Gillette            COM  375766102  54,100    910,200  SH        SOLE     SOLE
Hershey Foods       COM  427866108  35,639    635,700  SH        SOLE     SOLE
Hewlett-Packard     COM  428236103  24,860    366,600  SH        SOLE     SOLE
Intel Corp.         COM  458140100  40,505    340,732  SH        SOLE     SOLE
Johnson & Johnson   COM  478160104  57,792    618,100  SH        SOLE     SOLE
Lilly (Eli)         COM  532457108  31,997    376,990  SH        SOLE     SOLE
McDonald's Corp.    COM  580135101  61,653  1,360,620  SH        SOLE     SOLE
Merck & Co.         COM  589331107  49,786    621,360  SH        SOLE     SOLE
Microsoft Corp.     COM  594918104  57,055    636,600  SH        SOLE     SOLE
Minnesota Mining    COM  604059105  32,892    464,905  SH        SOLE     SOLE
N.Y. Times Co.      COM  650111107  10,808    379,240  SH        SOLE     SOLE
NIKE, Inc. 'B'      COM  654106103  33,834    586,500  SH        SOLE     SOLE
Pfizer, Inc.        COM  717081103  44,511    320,800  SH        SOLE     SOLE
Quaker Oats         COM  747402105  36,155    580,800  SH        SOLE     SOLE
Schwab (Charles)    COM  808513105  88,236    917,925  SH        SOLE     SOLE
Wells Fargo         COM  949746101  31,479    897,800  SH        SOLE     SOLE
Wrigley (Wm.) Jr.   COM  982526105  36,728    406,120  SH        SOLE     SOLE


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